Summary of Significant Accounting Policies (Table)	12 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Schedule Of Regulatory Assets And Liabilities
Significant regulatory assets and liabilities as of September 30, 2016 and 2015 included the following:

	September 30
	2016	2015
	(In thousands)
Regulatory assets:
Pension and postretirement benefit costs(1)	$132,348	$121,183
Infrastructure mechanisms(2)	42,719	32,813
Deferred gas costs	45,184	9,715
Recoverable loss on reacquired debt	13,761	16,319
Deferred pipeline record collection costs	7,336	3,118
APT annual adjustment mechanism	7,171	1,002
Rate case costs	1,539	1,533
Other	13,565	6,656
	$263,623	$192,339
Regulatory liabilities:
Regulatory cost of removal obligation	$476,891	$483,676
Deferred gas costs	20,180	28,100
Asset retirement obligation	13,404	9,063
Other	4,250	3,693
	$514,725	$524,532
[1],[2]

[1]	Includes $12.4 million and $16.6 million of pension and postretirement expense deferred pursuant to regulatory authorization.
[2]	Infrastructure mechanisms in Texas and Louisiana allow for the deferral of all eligible expenses associated with capital expenditures incurred pursuant to these rules, including the recording of interest on the deferred expenses until the next rate proceeding (rate case or annual rate filing), at which time investment and costs would be recovered through base rates.